UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01525

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

(Exact name of Registrant as specified in charter)

3100 Sanders Road, Suite J5B Northbrook, IL	60062
(Address of principal executive offices)	(Zip code)

Director of Illinois

Department of Insurance

320 West Washington Street

Springfield, IL 62767

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 402-5000

Date of fiscal year end: December 31

Date of reporting period: January 31, 2007 – June 30, 2007

Item 1.	Reports to Stockholders.

Semi -Annual Report

June 30, 2007

Board of Managers

Separate Account B:

David G. Fussell, Chairman

H. Grant Law, Jr.

Henry E. Blaine

PRINCIPAL OFFICERS OF

ALLSTATE ASSURANCE COMPANY

Casey J. Sylla, Chairman of the Board and President

Anson J. Glacy, Jr., Vice President

Michael J. Velotta, Secretary and General Counsel

John C. Lounds, Senior Vice President

John C. Pintozzi, Senior Vice President and Chief Financial Officer

Steven C. Verney, Treasurer

Samuel H. Pilch, Group Vice President and Controller

Karen C. Gardner, Vice President-Tax

Eric A. Simonson, Senior Vice President and Chief Investment Officer

Joseph P. Rath, Assistant General Counsel and Secretary

Thomas W. Evans, Senior Vice President

Susan N. Roth, Chief Compliance Officer

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

A separate account of

Allstate Assurance Company

This report and the financial statements attached are submitted solely for the general information of contractowners of Allstate Assurance Company Separate Account B and are not authorized for other use.

MESSAGE TO PARTICIPANTS IN

ALLSTATE ASSURANCE COMPANY

VARIABLE ANNUITY CONTRACTS

This semi-annual report of Separate Account B contains the financial statements and portfolio information of Separate Account B for the six months ended June 30, 2007. Comparative figures that relate to Separate Account B’s activities during the six months ended 2007 are provided below.

The accumulation value for Separate Account B increased 7.16% for the first half of 2007 from 16.76 at year-end 2006 to $17.96 on June 30, 2007. During this same period, the S&P 500 index increased by a total return of 6.96%. Reflecting transfers to the fixed-dollar account, as well as withdrawals and retirements, the number of accumulation units outstanding on June 30, 2007 was 115,295 down from 120,312 at year-end 2006. As a result of withdrawals and changes in the accumulation unit value, total contractowners’ equity on June 30, 2007 was $2,534,157 compared to $2,9503,950 on December 31, 2006.

The major U.S. and global equity indexes finished with respectable gains for the first half of 2007. The S&P 500 finished up 6.96%, the NASDAQ up 7.78%, and the Russell 2000 index up 6.46% for the first six months of 2007. Equity investors have benefited from the ongoing wave of corporate mergers and acquisitions, recently tempered by the credit concerns in the subprime mortgage market. The outlook for equities remains favorable, but the weak housing market and concern in the credit markets has added increased market volatility. We continue to believe your portfolio is positioned properly with leading companies in their respective sectors.

Thank you for your continued support.

/s/ David G. Fussell
David G. Fussell
Chairman, Board of Managers
Allstate Assurance Company
Separate Account B

Additional Information.

REMUNERATION OF MEMBERS OF THE BOARD OF MANAGERS

Unum Group paid all expenses relative to the operation of the Separate Account including Board of Managers’ fees. Accordingly, no member of the Board of Managers receives any remuneration from the Separate Account. Each Board member, other than David G. Fussell, receives an annual retainer of $4,500.00 for serving on the Board. Mr. Fussell received no remuneration from the Company based on his membership on the Board.

PROXY VOTING POLICIES

A description of the Separate Account’s proxy voting policy and procedures is available without charge, upon written request, from the Secretary of the Board of Managers. Please send a written request to the Secretary of the Board of Managers, c/o Unum Group at 1 Fountain Square, Chattanooga, Tennessee 37402. You may also view a description of the Separate Account’s proxy voting policy and procedures on the SEC’s (Securities and Exchange Commission) website, www.sec.gov.

Information regarding how the Separate Account voted proxies relating to portfolio securities during the most recent 12-month period ended is available via the methods noted above.

QUARTERLY FILING REQUIREMENTS

In November 2004, the Separate Account began filing its complete schedule of investments with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, is available without charge, upon written request, from the Secretary of the Board of Managers. Please send a written request to the Secretary of the Board of Managers, c/o Unum Group at 1 Fountain Square, Chattanooga, Tennessee 37402. You may also view its complete schedule of investments on Form N-Q on the SEC’s (Securities and Exchange Commission) website, www.sec.gov.

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) includes additional information about members of the board of managers of the Registrant, and is available, without charge, upon request, toll-free at (800) 718-8824 for Contractowners who call to request the SAI.

INFORMATION CONCERNING MEMBERS OF THE BOARD OF MANAGERS

(1) Name, Address, and Age	(2) Position(s) Held with the Separate Account	(3) Term of Office and Length of Time Served	(4) Principal Occupation(s) During Past 5 Years	(5) Number of Portfolios in Separate Account Overseen by Director or Nominee for Director	(6) Other Directorships Held by Director or Nominee For Director
Henry E. Blaine (77) 403 Country Club View Drive Edwardsville, IL 62025	Member, Board of Managers	2007-2008 30 years of service	B&B Enterprises, Partner	1	None

H. Grant Law, Jr. (60) P.O. Box 1367 Chattanooga, TN 37401	Member, Board of Managers	2007-2008 16 years of service	President, Newton Chevrolet, Inc.; President, Newton Oldsmobile – GMC Trucks Mitsubishi, Inc.	1	None

The member of the Board of Managers listed below is an “interested person” of the Separate Account within the meaning of section 2(a)(19) of the Investment Company Act of 1940.

Name, Address, and Age	Position(s) Held with Separate Account	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Separate Account Overseen by Director or Nominee for Director	Other Directorships Held by Director or Nominee For Director
David G. Fussell* (60) 1 Fountain Square Chattanooga, TN 37402	Chairman Board of Managers	2007-2008 13 years of service	Senior Vice President of Unum Group, Chattanooga, Tennessee	1	None

*	Officer of PRIMCO (the investment sub-adviser of the Separate Account) and other subsidiaries within the Unum Group holding company system.

None of the members of the Board of Managers who are not “interested persons” of the Separate Account within the meaning of section 2(a)(19) of the Investment Company Act of 1940 owns beneficially or of record securities of the Company or any of its affiliates.

Allstate Assurance Company Separate Account B

Unaudited Financial Statements

June 30, 2007

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2007
ASSETS
Common stocks—at market value (Cost: $1,173,524)	$2,536,106
Cash	8,499
Accrued dividends and interest	1,776

TOTAL ASSETS	2,546,381

LIABILITIES AND CONTRACT OWNERS’ EQUITY
Amounts payable for terminations and variable annuity benefits	$11,044
Management fee and other amounts due Allstate Assurance Company	1,180

TOTAL LIABILITIES	12,224

Contract owners’ equity:
Deferred annuity contracts terminable by owners—(accumulation units outstanding: 115,294.523; unit value: $17.955239)	2,070,141
Annuity contracts in pay-out period	464,016

TOTAL CONTRACT OWNERS’ EQUITY	$2,534,157

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS

(Unaudited)

Allstate Assurance Company Separate Account B

Six Months Ended June 30, 2007
INVESTMENT INCOME
Income:
Dividends	$19,885
Expenses—Note C:
Investment advisory services	6,271
Mortality and expense assurances	8,779

15,050

NET INVESTMENT INCOME	4,835

REALIZED AND UNREALIZED GAIN ON INVESTMENTS—NOTE A
Net realized gain from investment transactions (excluding short-term securities):
Proceeds from sales	169,823
Cost of investments sold	63,135

Net realized gain	106,688

Net unrealized appreciation of investments:
At end of period	1,362,582
At beginning of period	1,298,963

Increase in net unrealized appreciation of investments	63,619

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	170,307

INCREASE IN CONTRACT OWNERS’ EQUITY FROM INVESTMENT ACTIVITIES	$175,142

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN VARIABLE ANNUITY CONTRACT OWNERS’ EQUITY

(Unaudited)

Allstate Assurance Company Separate Account B

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
BALANCE AT BEGINNING OF PERIOD	$2,503,950	$2,951,319
FROM INVESTMENT ACTIVITIES:
Net investment income	4,835	9,495
Net realized gain on investments	106,688	187,617
Increase in net unrealized appreciation of investments	63,619	37,029

Increase in contract owners’ equity from investment activities	175,142	234,141

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS:
Terminations and death benefits (Units terminated):
2007—5,017.902;	(87,765)	(570,560)
2006—35,590.556;
Variable annuity benefits paid (Number of units):
2007—3,273.566;	(57,169)	(110,950)

2006—6,989.938;
Decrease in contract owners’ equity from variable annuity contract transactions	(144,935)	(681,510)

NET INCREASE (DECREASE) IN CONTRACT OWNERS’ EQUITY	30,207	(447,369)

BALANCE AT END OF PERIOD	$2,534,157	$2,503,950

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2007	Number of Shares	Market Value
COMMON STOCKS
CAPITAL GOODS (17.9%)
Emerson Electric Company	1,600	$74,880
General Electric Company	3,400	130,152
Textron, Inc.	1,000	110,110
Tyco International, Ltd.	4,100	138,539

		453,681
CONSUMER GOODS (12.3%)
Lowe’s Companies, Inc.	3,600	110,484
Masco Corporation	3,000	85,410
PepsiCo, Inc.	1,800	116,730

		312,624
CONSUMER SERVICES (4.7%)
Comcast Corporation, Class A *	1,500	41,940
Wal-Mart Stores, Inc.	1,600	76,976

		118,916
ENERGY (16.4%)
Dominion Resources, Inc.	1,250	107,888
Grant Prideco, Inc. *	2,100	113,043
Schlumberger, Ltd.	1,300	110,422
Weatherford International, Ltd. *	1,500	82,860

		414,213
FINANCIAL (17.7%)
American Express Company	2,600	159,068
Bank of America Corporation	2,000	97,780
Citigroup, Inc.	1,500	76,935
JPMorgan Chase & Company	1,500	72,675
Western Union Company	2,000	41,660

		448,118

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS - Continued

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2007	Number of Shares	Market Value
COMMON STOCKS - Continued
HEALTH CARE (3.1%)
Johnson & Johnson	764	$47,078
Medtronic, Inc.	600	31,116

		78,194
TECHNOLOGY - HARDWARE (9.2%)
Cisco Systems, Inc. *	5,500	153,174
Intel Corporation	3,400	80,784

		233,958
TECHNOLOGY - SOFTWARE & SERVICES (11.0%)
First Data Corporation	2,800	91,476
Microsoft Corporation	3,200	94,304
Yahoo!, Inc. *	3,400	92,242

		278,022
TELECOMMUNICATIONS (7.8%)
Corning, Inc. *	3,400	86,870
Motorola, Inc.	2,500	44,250
Vodafone Group, PLC ADR	2,000	67,260

		198,380
TOTAL COMMON STOCK (100.1%)		2,536,106

TOTAL INVESTMENTS (100.1%)		2,536,106
CASH AND RECEIVABLES LESS LIABILITIES (-0.1%)		(1,949)

TOTAL CONTRACT OWNERS’ EQUITY (100.0%)		$2,534,157

*	Non-income producing security

ADR – American Depository Receipt

See accompanying notes to financial statements.

SUPPLEMENTARY INFORMATION

(Unaudited)

Allstate Assurance Company Separate Account B

Selected data for an accumulation unit outstanding (including both deferred annuity contracts terminable by owners and annuity contracts in pay-out period) throughout each period excluding sales loads:

	Six Months Ended June 30, 2007			Year Ended December 31
			2006	2005	2004	2003	2002
Investment income	$0.14		$0.25	$0.19	$0.23	$0.11	$0.11
Expenses	0.11		0.19	0.18	0.18	0.14	0.15

Net investment income (loss)	0.03		0.06	0.01	0.05	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investments	1.17		1.33	0.27	1.16	3.72	(5.07)

Net increase (decrease) in contract owners’ equity	1.20		1.39	0.28	1.21	3.69	(5.11)
Net contract owners’ equity:
Beginning of period	16.76		15.37	15.09	13.88	10.19	15.30

End of period	$17.96		$16.76	$15.37	$15.09	$13.88	$10.19

Total Return	7.16%		9.04%	1.86%	8.72%	36.21%	(33.40%)
Ratio of expenses to average contract owners’ equity	1.20	% *	1.20%	1.20%	1.20%	1.21%	1.19%
Ratio of net investment income (loss) to average contract owners’ equity	0.39	% *	0.37%	0.07%	0.38%	(0.25%)	(0.34%)
Portfolio turnover	1%		2%	6%	5%	0%	1%
Number of deferred annuity contracts terminable by owners accumulation units outstanding at end of period	115,295		120,312	155,903	179,114	205,266	211,880

*	Annualized

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2007

NOTE A—INVESTMENTS AND ACCOUNTING POLICIES

Allstate Assurance Company Separate Account B is a segregated investment account of Allstate Assurance Company (formerly Provident National Assurance Company) and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Certain administrative services of Separate Account B are provided by The Variable Annuity Life Insurance Company (“VALIC”) under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services. On February 1, 2001 UnumProvident Corporation sold the Provident National Assurance Company corporate shell, including the Separate Account B assets and liabilities, to Allstate Life Insurance Company. This transaction had no impact on the contract owners of Separate Account B.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common stocks are valued at published market quotations which represent the closing sales price for securities traded on a national stock exchange or the mean between the quoted bid and asked prices for those traded over-the-counter.

Realized and unrealized gains and losses are credited to or charged to contract owners’ equity. The identified cost basis has been used in determining realized gains and losses on sales of investments. There were gross unrealized gains of $1,363,551 and gross unrealized losses of $969 at June 30, 2007. Security transactions are recorded on a trade date basis. Dividends are taken into income on an accrual basis as of the ex-dividend date.

A summary of the cost of investments purchased and proceeds from investments sold for the six months ended June 30, 2007 and the year ended December 31, 2006 is shown below.

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Cost of investments purchased	$31,875	$46,038

Proceeds from investments sold	$169,823	$730,799

The aggregate cost of investments for federal income tax purposes is the same as that presented in the Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS - Continued

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2007

NOTE B—FEDERAL INCOME TAXES

Operations of Separate Account B will form a part of the income tax return of Allstate Assurance Company, which is taxed as a “life insurance company” under the Internal Revenue Code.

Under current law, no federal income taxes are payable with respect to Separate Account B.

NOTE C—EXPENSES

Deductions are made by Allstate Assurance Company at the end of each valuation period for investment advisory services and for mortality and expense assurances, which on an annual basis are approximately 0.50% and 0.70%, respectively, of the net assets of Separate Account B.

ACCUMULATION UNIT VALUE TABLE

(Unaudited)

Allstate Assurance Company Separate Account B

End of Month	Accumulation Unit Value
December 1968	1.036279
December 1969	1.080379
December 1970	1.030039
December 1971	1.178612
December 1972	1.403795
December 1973	1.126624
December 1974	0.863269
December 1975	1.022844
December 1976	1.156853
December 1977	1.064425
December 1978	1.094150
December 1979	1.219189
December 1980	1.555258
December 1981	1.473246
December 1982	1.812441
December 1983	2.132092
December 1984	2.029912
December 1985	2.480050
December 1986	2.743444
December 1987	2.734169
December 1988	3.087892
December 1989	3.812606
December 1990	3.736441
December 1991	5.036212
December 1992	5.028547
December 1993	5.646864
December 1994	5.410722
December 1995	6.908158
December 1996	8.435567
December 1997	11.384926
March 1998	12.975484
June	13.465013
September	11.758633
December	15.192155
March 1999	15.889579
June	17.218781
September	15.844714
December	19.180992
March 2000	19.749348
June	19.048870
September	17.707495
December	16.659801
March 2001	14.835643
June	16.233254
September	13.226137
December	15.297123
March 2002	14.625826
June	12.053638
September	9.364676
December	10.188983
March 2003	9.728625
June	11.721042
September	12.329500
December	13.879698
March 2004	14.120048
June	14.422906
September	13.795096
December	15.094382
March 2005	14.304578
June	14.363421
September	14.795618
December	15.370699
March 2006	15.914824
June	15.781618
September	15.949882
December	16.756791
January 2007	16.979107
February	16.622739
March	16.780022
April	17.569327
May	18.193417
June	17.955239

Initial contributions to Separate Account B were received on February 1, 1968, prior to which time the unit value was set at 1.000000

The above indicates the accumulation unit value on the last valuation day of each year from December 1968 through December 1997, on the last valuation day of each quarter from March 1998 through December 2006, and on the last valuation day of each month beginning January 2007. The results shown should not be considered as a representation of the results which may be realized in the future.

Item 2.	Code of Ethics.

Not applicable to Semi-Annual Report.

Item 3.	Audit Committee Financial Expert.

Not applicable to Semi-Annual Report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to Semi-Annual Report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.	Schedule of Investments.

The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Managers.

Item 11.	Controls and Procedures.

(a) Within the 90-day period prior to the filing of this report, the Registrant’s management, including the person serving as both the Registrant’s Chief Executive Officer and Chief Financial Officer, conducted an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures as defined in Investment Company Act Rule 30a-3(c). Based on that evaluation, the Chief Executive Officer/Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures were effective as of the date of this evaluation.

(b) There was no change in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period, that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) The following exhibits are attached to this Form N-CSR:

(1) Not applicable to Semi-Annual Report.

(2) Certification for each principal executive and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 C.F.R. 270.30a-2(a)), attached hereto as Exhibit 12(a)(2).

(3) Not applicable to Registrant.

(b) Certification for each principal executive and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Act (17 C.F.R. 270.30a-2(b)), attached hereto as Exhibit 12(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allstate Assurance Company

Separate Account B

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: August 24, 2007.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: August 24, 2007.